Lease (Tables)	3 Months Ended
Mar. 31, 2026
Lease [Abstract]
Schedule of quantitative information about right-of-use assets
Changes in right-of-use assets and lease liabilities for the three months ended March 31, 2026 and 2025 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2026	$4,273	$4,753
Acquisitions	1,317	1,452
Depreciation	(490)	—
Interest expense relating to lease liabilities	—	83
Payments of lease liabilities	—	(513)
Translation differences	(106)	(158)
Balance at March 31, 2026	$4,994	$5,617

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(283)	—
Interest expense relating to lease liabilities	—	61
Payments of lease liabilities	—	(269)
Translation differences	21	21
Balance at March 31, 2025	$4,046	$4,486

Schedule of quantitative information about lease liabilities
Changes in right-of-use assets and lease liabilities for the three months ended March 31, 2026 and 2025 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2026	$4,273	$4,753
Acquisitions	1,317	1,452
Depreciation	(490)	—
Interest expense relating to lease liabilities	—	83
Payments of lease liabilities	—	(513)
Translation differences	(106)	(158)
Balance at March 31, 2026	$4,994	$5,617

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(283)	—
Interest expense relating to lease liabilities	—	61
Payments of lease liabilities	—	(269)
Translation differences	21	21
Balance at March 31, 2025	$4,046	$4,486